PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and equipment
Estimated Useful Lives		June 30, 2012

Optical equipment	5 years	$39,386
Office equipment	3 - 10 years	8,231
Computers and peripherals	5 years	16,000
Furniture and fixtures	5 years	27,137

Total property and equipment		90,754
Less accumulated depreciation		(64,163)

Net property and equipment		$26,591